Contractual Commitments - Agreements of Extension of Concessions - Additional Information (Detail) - USD ($) $ in Thousands				7 Months Ended	8 Months Ended
	Feb. 03, 2023	Aug. 01, 2022	May 04, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Aguarague [member] | Memorandum Of Agreement [Member] | Extension Of Concession [Member]
Unconventional exploration concessions
Payments of contractual commitments fee	$ 14,200
Term of extension	10 years
CAN 114 [Member] | Extension Of The Exploratory Period [Member]
Unconventional exploration concessions
Term of extension					2 years
MLO 123 [Member] | Extension Of The Exploratory Period [Member]
Unconventional exploration concessions
Term of extension						2 years
Can 100 [member] | Extension Of The Exploratory Period [Member]
Unconventional exploration concessions
Term of extension				2 years
CAN 102 [Member] | Extension Of The Exploratory Period [Member]
Unconventional exploration concessions
Term of extension			1 year
Province of Santa Cruz [member] | Letter of Intent [Member]
Unconventional exploration concessions
Additional Capital Commitement		$ 100,000
Maximum Royalty Percentage		7.50%
New provisions, other provisions		$ 10,230